Schedule of Investments (unaudited)
August 31, 2023
BlackRock Global Dividend Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Canada — 2.1%
TELUS Corp.	1,555,026	$ 27,309,626
Denmark — 2.0%
Novo Nordisk A/S, Class B	137,502	25,362,758
France — 9.2%
Air Liquide SA	151,925	27,449,231
EssilorLuxottica SA	140,306	26,371,459
Kering SA	31,584	16,888,908
LVMH Moet Hennessy Louis Vuitton SE	15,165	12,824,398
Sanofi	313,797	33,420,626
		116,954,622
Indonesia — 1.1%
Bank Rakyat Indonesia Persero Tbk PT	38,502,700	14,026,383
Mexico — 2.1%
Wal-Mart de Mexico SAB de CV	6,739,832	26,571,157
Netherlands — 4.2%
Koninklijke KPN NV	7,430,439	26,002,040
Shell PLC	866,239	26,831,403
		52,833,443
Singapore — 1.4%
DBS Group Holdings Ltd.	699,100	17,207,398
Switzerland — 8.3%
Lonza Group AG, Registered Shares	41,651	22,974,328
Nestlé SA, Registered Shares	318,560	38,303,470
TE Connectivity Ltd.	138,783	18,373,481
Zurich Insurance Group AG, Class N	54,995	25,786,782
		105,438,061
Taiwan — 4.4%
MediaTek, Inc.	1,014,000	22,362,204
Taiwan Semiconductor Manufacturing Co. Ltd.	1,961,000	33,695,780
		56,057,984
United Kingdom — 12.4%
AstraZeneca PLC	275,184	36,963,467
BAE Systems PLC	2,082,367	26,503,891
Ferguson PLC	118,927	19,295,074
Prudential PLC	1,860,990	22,665,120
RELX PLC	824,905	26,852,908
Taylor Wimpey PLC	17,554,891	25,370,322
		157,650,782
Security	Shares	Value
United States — 50.8%
AbbVie, Inc.	210,404	$ 30,920,972
Accenture PLC, Class A	110,370	35,734,495
American Express Co.	119,513	18,881,859
Apple Inc.	243,606	45,766,259
Assurant, Inc.	135,666	18,902,344
Baker Hughes Co., Class A	755,718	27,349,434
Carrier Global Corp.	444,712	25,548,704
Citizens Financial Group, Inc.	710,855	19,996,351
Intercontinental Exchange, Inc.	292,018	34,455,204
M&T Bank Corp.	148,053	18,514,028
Medtronic PLC	291,741	23,776,892
Microsoft Corp.	177,394	58,142,657
Mondelez International, Inc., Class A	536,079	38,200,990
Oracle Corp.	276,657	33,306,736
Otis Worldwide Corp.	311,794	26,673,977
Paychex, Inc.	269,967	32,998,066
Philip Morris International, Inc.	344,755	33,117,165
Republic Services, Inc.	135,367	19,510,446
Synchrony Financial	388,893	12,553,466
Union Pacific Corp.	85,248	18,803,151
United Parcel Service, Inc., Class B	147,335	24,958,549
UnitedHealth Group, Inc.	72,344	34,477,704
Williams Cos., Inc.	395,260	13,648,328
		646,237,777
Total Long-Term Investments — 98.0% (Cost: $1,066,502,932)		1,245,649,991
Short-Term Securities
Money Market Funds — 2.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(a)(b)	27,221,943	27,221,943
Total Short-Term Securities — 2.1% (Cost: $27,221,943)		27,221,943
Total Investments — 100.1% (Cost: $1,093,724,875)		1,272,871,934
Liabilities in Excess of Other Assets — (0.1)%		(1,101,921)
Net Assets — 100.0%		$ 1,271,770,013
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 10,654,110	$ 16,567,833(a)	$ —	$ —	$ —	$ 27,221,943	27,221,943	$ 141,345	$ —
(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Global Dividend Portfolio
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 27,309,626	$ —	$ —	$ 27,309,626
Denmark	—	25,362,758	—	25,362,758
France	—	116,954,622	—	116,954,622
Indonesia	—	14,026,383	—	14,026,383
Mexico	26,571,157	—	—	26,571,157
Netherlands	—	52,833,443	—	52,833,443
Singapore	—	17,207,398	—	17,207,398
Switzerland	18,373,481	87,064,580	—	105,438,061
Taiwan	—	56,057,984	—	56,057,984
United Kingdom	—	157,650,782	—	157,650,782
United States	646,237,777	—	—	646,237,777
Short-Term Securities
Money Market Funds	27,221,943	—	—	27,221,943
	$ 745,713,984	$ 527,157,950	$ —	$ 1,272,871,934
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